Consolidated Balance Sheets - Entity [Domain] - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 855.5	$ 532.7
Cash committed for construction projects, including consolidated variable interest entities of $32.0 and $143.6 in 2014 and 2013, respectively	130.7	258.0
Restricted cash	155.6	67.9
Accounts receivable, less allowance for doubtful accounts of $2.8 and $0.8 in 2014 and 2013, respectively	373.3	252.9
Inventories	104.3	120.3
Renewable energy systems held for development and sale	251.5	460.1
Prepaid and other current assets	552.6	393.6
Current assets of discontinued operations	364.5	299.5
Total current assets	2,788.0	2,385.0
Investments	149.1	41.1
Property, plant and equipment, net:
Renewable energy systems, including consolidated variable interest entities of $2,311.5 and $157.5 in 2014 and 2013, respectively, net of accumulated depreciation of $333.9 and $119.7 in 2014 and 2013, respectively	5,335.5	2,014.2
Other property, plant and equipment, net of accumulated depreciation of $238.3 and $189.3 in 2014 and 2013, respectively	1,140.0	383.8
Restricted cash	114.9	72.0
Note hedge derivative asset	0.0	514.8
Goodwill and other intangible assets	659.8	117.1
Other assets	627.4	333.0
Non-current assets of discontinued operations	685.1	819.5
Total assets	11,499.8	6,680.5
Current liabilities:
Current portion of long-term debt and short-term borrowings, including consolidated variable interest entities of $423.1 and $5.8 in 2014 and 2013, respectively	1,077.6	394.7
Accounts payable	1,097.5	762.6
Accrued liabilities	670.8	304.9
Current portion of deferred revenue	92.3	154.7
Current portion of customer and other deposits	15.0	29.7
Current liabilities of discontinued operations	191.9	242.7
Total current liabilities	3,145.1	1,889.3
Long-term debt, less current portion, including consolidated variable interest entities of $1,169.0 and $234.6, respectively	5,914.7	3,171.1
Customer and other deposits, less current portion	20.1	103.3
Deferred revenue, less current portion	204.1	90.0
Conversion option derivative liability	0.0	506.5
Warrant derivative liability	0.0	270.5
Other liabilities	439.8	217.5
Non-current liabilities of discontinued operations	291.4	91.1
Total liabilities	10,015.2	6,339.3
Stockholders’ equity:
Preferred stock, $.01 par value, 50.0 shares authorized, none issued or outstanding in 2014 or 2013	0.0	0.0
Common stock, $.01 par value, 700.0 and 300.0 shares authorized and 272.5 and 266.9 shares issued in 2014 and 2013, respectively	2.7	2.7
Additional paid-in capital	1,698.1	457.7
Accumulated deficit	(1,348.4)	(168.0)
Accumulated other comprehensive loss	(110.8)	(60.0)
Treasury stock, 0.4 and less than 0.1 shares in 2014 and 2013, respectively	(8.7)	(0.2)
Total SunEdison stockholders’ equity	232.9	232.2
Noncontrolling interests	1,251.7	109.0
Total stockholders’ equity	1,484.6	341.2
Total liabilities and stockholders’ equity	$ 11,499.8	$ 6,680.5